Consolidated Statements of Cash Flows - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 92,066	$ 159,042	$ 160,880	$ 158,133
Payments to suppliers and employees	(101,913)	(160,774)	(165,549)	(176,538)
Proceeds from/(payments for) settlement of financial assets at fair value through profit or loss	(3,476)	(2,530)	159	2,055
Income taxes paid	(195)	146	(530)	(849)
Net cash (outflow) from operating activities	(13,518)	(4,116)	(5,040)	(17,199)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for intangible asset	(351)	(118)	(475)	(1,093)
Payments for property, plant and equipment	(723)	(2,194)	(2,703)	(4,701)
Net cash (outflow) from investing activities	(1,074)	(2,312)	(3,178)	(5,794)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares	0	22,721	0	0
Proceeds from borrowings - Bank	1,940	463	62,127	27,402
Proceeds from borrowings - Convertible notes issue	16,474	4,521	0	0
Repayment of borrowings - Bank	(2,832)	(9,684)	(46,986)	(4,286)
Debt issuance costs	(367)	(107)	(750)	(66)
Interest paid	(2,133)	(3,418)	(3,140)	(2,526)
Net cash inflow from financing activities	13,082	14,496	11,251	20,524
Net increase/(decrease) in cash and cash equivalents held	(1,510)	8,068	3,033	(2,469)
Cash and cash equivalents at the beginning of the year	4,193	2,644	1,246	3,624
Effects of exchange rate changes on cash and cash equivalents	(39)	27	(86)	91
Cash and cash equivalents at the end of the year	$ 2,644	$ 10,739	$ 4,193	$ 1,246